As filed with the Securities and Exchange Commission on May 20, 2016

File No. 33-8982

ICA No. 811-4852

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 140	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 141

Victory Portfolios

(Exact name of Registrant as Specified in Trust Instrument)

3435 Stelzer Road

Columbus, Ohio 43219

(Address of Principal Executive Office)

(800) 539-3863

(Area Code and Telephone Number)

Copy to:

Charles Booth CITI Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219 (Name and Address of Agent for Service)	Christopher K. Dyer Victory Portfolios 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144	Jay G. Baris Morrison & Foerster LLP 250 West 55th Street New York, New York 10019

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)	☒ on June 6, 2016 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A for Victory Portfolios is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until June 6, 2016, the effectiveness of Post-Effective Amendment No. 136 (“PEA No. 136”), which was filed with the Securities and Exchange Commission (the “Commission”) via EDGAR on February 9, 2016, accession number 0001104659-16-094976. In accordance with Rule 485(d)(2), this Post-Effective Amendment No. 140 also extends the effective date of Post-Effective Amendment No. 139, which was filed with the Commission on April 21, 2016, accession number 0001104659-16-113224, pursuant to Rule 485(b)(1)(iii).  Since no other changes are intended to be made to PEA No. 136 by means of this filing, Parts A and B of PEA No. 136 are incorporated herein by reference.

PART A — PROSPECTUS

The Prospectus for each of the Victory RS Focused Opportunity Fund, Victory RS Focused Growth Opportunity Fund, Victory RS Partners Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, Victory RS Investors Fund, Victory Global Natural Resources Fund, Victory RS Small Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund, Victory RS Science and Technology Fund, Victory RS Small Cap Equity Fund, Victory RS International Fund, Victory RS Global Fund, Victory RS Emerging Markets Fund, Victory RS Emerging Markets Small Cap Fund, Victory RS China Fund, Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund is incorporated by reference to Part A of PEA No. 136.

PART B — STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for each of the Victory RS Focused Opportunity Fund, Victory RS Focused Growth Opportunity Fund, Victory RS Partners Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, Victory RS Investors Fund, Victory Global Natural Resources Fund, Victory RS Small Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund, Victory RS Science and Technology Fund, Victory RS Small Cap Equity Fund, Victory RS International Fund, Victory RS Global Fund, Victory RS Emerging Markets Fund, Victory RS Emerging Markets Small Cap Fund, Victory RS China Fund, Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund is incorporated by reference to Part B of PEA No. 136.

Registration Statement

of

VICTORY PORTFOLIOS

on

Form N-1A

PART C. OTHER INFORMATION

Item 28.

Exhibits:

(a)(1)	Certificate of Trust dated December 6, 1995. (6)

(a)(1)(b)	Certificate of Amendment dated August 19, 2015 to the Certificate of Trust. (29)

(a)(2)(a)	Delaware Trust Instrument dated December 6, 1995, as amended March 27, 2000. (2)

(a)(2)(b)	Schedule A to the Trust Instrument, current as of August 19, 2015. (22)

(a)(2)(c)	Schedule A to the Trust Instrument, current as of February 17, 2016. (to be filed by amendment)

(a)(2)(d)	Amendment to Delaware Trust Instrument dated as of August 19, 2015. (29)

(b)	Bylaws, Amended and Restated as of August 26, 2009. (4)

(c)

The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2)(a) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1)(a)	Investment Advisory Agreement dated August 1, 2013 between Registrant and Victory Capital Management Inc. (“VCM” or the “Adviser”). (6)

(d)(1)(b)	Schedule A to Advisory Agreement dated August 1, 2013, current as of December 2, 2015. (22)

(d)(2)(a)	Form of Investment Advisory Agreement between Registrant and Victory Capital Management Inc. (23)

(d)(3)(a)

Sub-Investment Advisory Agreement dated August 1, 2013 between Registrant, the Adviser and KPB Investment Advisors LLC regarding the Victory National Municipal Bond and Victory Ohio Municipal Bond Funds. (6)

(d)(3)(b)	Schedule A to Sub-Advisory Agreement dated August 1, 2013, current as of August 1, 2013. (6)

(d)(4)	Form of Sub-Advisory Agreement between Victory Capital Management Inc. and Park Avenue Institutional Advisers LLC. (23)

(d)(5)	Form of Sub-Advisory Agreement between Victory Capital Management Inc. and SailingStone Capital Partners LLC. (23)

(e)(1)	Distribution Agreement dated August 1, 2013 between Registrant and Victory Capital Advisers, Inc. (6)

(e)(2)	Amendment dated August 19, 2015 to the Distribution Agreement dated August 1, 2013. (22)

(e)(3)	Schedule I to the Distribution Agreement dated August 1, 2013, current as of December 2, 2015. (22)

(e)(4)	Schedule I to the Distribution Agreement dated August 1, 2013, current as of February 17, 2016. (23)

(f)	None.

(g)(1)(a)	Mutual Fund Custody Agreement dated July 1, 2011 between Registrant and KeyBank National Association (“KeyBank”).(3)

(g)(1)(a)(i)	Attachment A to the Mutual Fund Custody Agreement, as of December 31, 2015. (22)

(g)(1)(a)(ii)	Schedule I to the Mutual Fund Custody Agreement, as of December 31, 2015. (22)

(g)(1)(a)(iii)	Amendment to the Mutual Fund Custody Agreement as of May 7, 2015. (22)

(g)(1)(a)(iv)	Second Amendment to the Mutual Fund Custody Agreement as of May 21, 2015. (22)

(g)(1)(b)	Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of August 5, 2008. (1)

(g)(1)(b)(i)	Fund Appendix to the Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of August 5, 2008, revised as of February 14, 2014. (17)

(g)(1)(b)(ii)	Amendment and Fund Appendix dated May 22, 2014 to the Global Custodial Services Agreement between the Registrant and Citibank, N.A dated as of August 5, 2008. (11)

(g)(1)(c)	Amendment and Joinder to the Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of August 5, 2008, dated as of August 19, 2015. (22)

(g)(1)(d)	Master Custodian Agreement with State Street Bank and Trust. (24)

(g)(1)(e)	Form of Novation Agreement relating to Master Custodian Agreement with State Street Bank and Trust. (23)

(h)(1)	Revised Form of Broker-Dealer Agreement. (5)

(h)(2)(a)	Administration and Fund Accounting Agreement dated July 1, 2006 between Registrant and VCM. (9)

(h)(2)(b)	Amendment dated July 1, 2009 to Administration and Fund Accounting Agreement dated July 1, 2006. (4)

(h)(2)(c)	Amendment No. 2 dated July 1, 2012 to Administration and Fund Accounting Agreement dated July 1, 2006. (5)

(h)(2)(d)	Amendment No. 3 dated May 21, 2015 to the Administration and Fund Accounting Agreement dated July 1, 2006. (22)

(h)(2)(e)	Amendment No. 4 dated August 19, 2015 and Schedule D, current as of October 28, 2015, to the Administration and Fund Accounting Agreement dated July 1, 2006. (22)

(h)(3)(a)	Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006 between VCM and BISYS.(9)

(h)(3)(b)	First Amendment dated October 1, 2006 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(10)

(h)(3)(c)	Amendment dated July 1, 2009 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(4)

(h)(3)(d)	Amendment dated July 1, 2010 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(5)

(h)(3)(e)	Amendment dated July 1, 2012 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(5)

(h)(3)(f)	Amendment dated October 24, 2012 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(20)

(h)(3)(g)	Amendment dated October 23, 2013 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(7)

(h)(3)(h)	Amendment dated February 19, 2014 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(17)

(h)(3)(i)	Amendment dated May 22, 2014 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(19)

(h)(3)(j)	Amendment dated February 18, 2015 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(28)

(h)(3)(k)	Amendment dated June 30, 2015 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(22)

(h)(3)(l)	Amendment dated September 23, 2015 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(22)

(h)(4)(a)	Transfer Agency Agreement dated April 1, 2002 between Registrant and BISYS.(18)

(h)(4)(b)	Schedule A to the Transfer Agency Agreement dated April 1, 2002, current as of December 2, 2009.(4)

(h)(4)(c)	Supplement dated June 3, 2002 to the Transfer Agency Agreement dated April 1, 2002.(18)

(h)(4)(d)	Amendment dated July 24, 2002 to the Transfer Agency Agreement dated April 1, 2002.(18)

(h)(4)(e)	Amendment dated May 18, 2004 to the Transfer Agency Agreement dated April 1, 2002.(12)

(h)(4)(f)	Amendment dated July 1, 2006 to the Transfer Agency Agreement dated April 1, 2002.(9)

(h)(4)(g)	Amendment dated July 1, 2009 to the Transfer Agency Agreement dated April 1, 2002.(4)

(h)(4)(h)	Amendment dated August 31, 2011 to the Transfer Agency Agreement dated April 1, 2002.(3)

(h)(4)(i)	Amendment dated July 1, 2012 to the Transfer Agency Agreement dated April 1, 2002. (21)

(h)(4)(j)	Amendment dated October 24, 2012 to the Transfer Agency Agreement dated April 1, 2002.(20)

(h)(4)(k)	Amendment dated October 23, 2013 to the Transfer Agency Agreement dated April 1, 2002.(7)

(h)(4)(l)	Amendment dated February 19, 2014 to the Transfer Agency Agreement dated April 1, 2002.(17)

(h)(4)(m)	Amendment dated April 1, 2015 to the Transfer Agency Agreement dated April 1, 2002.(28)

(h)(4)(n)	Amendment dated July 1, 2015 to the Transfer Agency Agreement dated April 1, 2002. (22)

(h)(5)	Transfer Agency and Service Agreement between Boston Financial Data Services and Registrant.(to be filed by amendment)

(h)(6)(a)	Expense Limitation Agreement dated as of August 1, 2013. (6)

(h)(6)(b)	Schedule A to the Expense Limitation Agreement dated as of August 1, 2013, current as of October 21, 2015. (22)

(h)(6)(c)	Schedule A to the Expense Limitation Agreement dated as of August 1, 2013, current as of March 1, 2016.(22)

(h)(7)(a)	Expense Limitation Agreement relating to Strategic Allocation Fund dated as of August 1, 2013.(6)

(h)(8)(a)	Form of Fee Limitation Letter Agreement between Registrant and Adviser.(11)

(i)(1)(a)	Opinions of Morrison & Foerster LLP dated October 24, 2012 and Morris Nichols Arsht & Tunnell LLP dated October 24, 2012 relating to all then current Funds and Classes of Shares.(20)

(i)(1)(b)

Opinions of Morrison & Foerster LLP dated February 27, 2013 and Morris Nichols Arsht & Tunnell LLP dated February 27, 2013 relating to Class R Shares for Global, International and International Select Funds.(5)

(i)(1)(c)	Opinions of Morrison & Foerster LLP dated December 31, 2013 and Morris Nichols Arsht & Tunnell LLP dated December 31, 2013 relating to Select Fund.(8)

(i)(l)(d)	Opinions of Morrison & Foerster LLP dated March 28, 2014 and Morris Nichols Arsht & Tunnell LLP dated March 28, 2014 relating to Emerging Markets Small Cap Fund.(17)

(i)(l)(e)

Opinions of Morrison & Foerster LLP dated June 17, 2014 and Morris Nichols Arsht & Tunnell LLP dated June 17, 2014 relating to Integrity Micro-Cap Equity, Integrity Mid-Cap Value, Integrity Small/Mid Value, Integrity Small-Cap Value, Munder Emerging Markets Small-Cap, Munder Growth Opportunities, Munder Index 500, Munder International Fund-Core Equity, Munder International Small-Cap, Munder Mid-Cap Core Growth and Munder Total Return Bond.(19)

(i)(1)(f)	Opinions of Morrison & Foerster LLP dated February 13, 2015 and Morris Nichols Arsht & Tunnell LLP dated February 13, 2015 relating to Munder Small Cap Growth Fund.(26)

(i)(1)(g)

Opinions of Morrison & Foerster LLP dated February 24, 2015 and Morris Nichols Arsht & Tunnell LLP dated February 24, 2015 relating to Integrity Small/Mid-Cap Value Fund — Class R6, Munder Total Return Bond Fund — Class R6, Munder International Fund-Core Equity Class R6 and Fund for Income Class R6.(27)

(i)(1)(h)

Opinions of Morrison & Foerster LLP dated October 28, 2015 and Morris Nichols Arsht & Tunnell LLP dated October 28, 2015 relating to Integrity Mid-Cap Value Fund — Class R6, NewBridge Global Equity Fund — Class R6 and Sycamore Small Company Opportunity Fund — Class R6. (29)

(i)(1)(g)

Opinions of Morrison & Foerster LLP dated [•], 2016 and Morris Nichols Arsht & Tunnell LLP dated[•], 2016 relating to Victory RS Focused Opportunity Fund, Victory RS Focused Growth Opportunity Fund, Victory RS Partners Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, Victory RS Investors Fund, Victory Global Natural Resources Fund, Victory RS Small Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund, Victory RS Science and Technology Fund, Victory RS Small Cap Equity Fund, Victory RS International Fund, Victory RS Global Fund, Victory RS Emerging Markets Fund, Victory RS Emerging Markets Small Cap Fund, Victory RS China Fund, Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund. (to be filed by amendment)

(i)(1)(h)	Opinions of Morrison & Foerster LLP dated February 26, 2016 and Morris Nichols Arsht & Tunnell LLP dated February 26, 2016 relating to Victory Sycamore Established Value Fund — Class C.(22)

(i)(2)	Consent of Morrison & Foerster LLP.

(i)(3)	Consent of Ernst & Young LLP.

(k)	Not applicable.

(l)(1)	Purchase Agreement dated November 12, 1986 between Registrant and Physicians Insurance Company of Ohio.(13)

(l)(2)	Purchase Agreement dated October 15, 1989.(14)

(l)(3)	Purchase Agreement.(15)

(l)(4)	Purchase Agreement dated February 16, 2010 with respect to Global Equity Fund.(16)

(l)(5)	Purchase Agreement dated October 31, 2012 with respect to Dividend Growth Fund.(20)

(l)(6)	Purchase Agreement dated December 30, 2013 with respect to Select Fund.(8)

(l)(7)	Purchase Agreement dated March 28, 2014 with respect to Emerging Markets Small Cap Fund.(17)

(l)(8)	Purchase Agreement dated October 30, 2015 with respect to Munder Small Cap Growth Fund.(28)

(m)(1)(a)	Amended and Restated Distribution and Service Plan dated December 11, 1998 as amended and restated February 20, 2013 for Class R Shares.(6)

(m)(1)(b)	Schedule I to the Amended and Restated Distribution and Service Plan for Class R Shares revised as of December 2, 2015. (22)

(m)(1)(c)	Schedule I to the Amended and Restated Distribution and Service Plan for Class R Shares revised as of February 17, 2016. (23)

(m)(2)(a)	Distribution and Service Plan dated February 26, 2002 as amended February 5, 2003 for Class C Shares.(6)

(m)(2)(b)	Schedule I to Distribution and Service Plan for Class C Shares, as revised December 2, 2015. (22)

(m)(2)(c)	Schedule I to Distribution and Service Plan for Class C Shares, as revised February 17, 2016. (23)

(m)(3)(a)	Distribution and Service Plan dated August 1, 2013 for Class A shares of Registrant.(6)

(m)(3)(b)	Schedule I to Distribution and Service Plan for Class A shares, current as of December 2, 2015. (22)

(m)(3)(c)	Schedule I to Distribution and Service Plan for Class A Shares, as revised February 17, 2016. (23)

(n)(1)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated October 21, 2015.(30)

(n)(2)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated February 18, 2016. (to be filed by amendment)

(p)(1)	Code of Ethics of Registrant as revised May 1, 2015.(22)

(p)(2)	Code of Ethics of the Adviser and the Distributor dated effective August 17, 2015.(22)

(p)(3)	Code of Ethics of Park Avenue Institutional Advisers, LLC (to be filed by amendment)

(p)(4)	Code of Ethics of SailingStone Capital Partners LLC (to be filed by amendment)

Powers of Attorney of Leigh A. Wilson, Nigel D. T. Andrews, David Brooks Adcock, E. Lee Beard, David C. Brown, David L. Meyer and Sally M. Dungan.(3)

Power of Attorney of John L. Kelly.(26)

(1) Filed as an Exhibit to Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed electronically on November 14, 2008, accession number 0001104659-08071024.

(2) Filed as an Exhibit to Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A filed electronically on June 1, 2000, accession number 0000922423-00-000816.

(3) Filed as an Exhibit to Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed electronically on December 22, 2011, accession number 0001104659-11-070891.

(4) Filed as an Exhibit to Post-Effective Amendment No. 89 to Registrant’s Registration Statement on Form N-1A filed electronically on December 4, 2009, accession number 0001104659-09-068535.

(5) Filed as an Exhibit to Post-Effective Amendment No 103 to Registrant’s Registration Statement on Form N-1A filed electronically on February 27, 2013, accession number 0001104659-13-015010.

(6) Filed as an Exhibit to Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A filed electronically on October 15, 2013, accession number 0001104659-13-075668.

(7) Filed as an Exhibit to Post-Effective Amendment No. 106 to Registrant’s Registration Statement on Form N-1A filed electronically on December 23, 2013, accession number 0001104659-13-092003.

(8) Filed as an Exhibit to Post-Effective Amendment No. 107 to Registrant’s Registration Statement on Form N-1A filed electronically on December 31, 2013, accession number 0001104659-13-093041.

(9) Filed as an Exhibit to Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A filed electronically on December 20, 2006, accession number 0001104659-06-082890.

(10) Filed as an Exhibit to Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A filed electronically on June 29, 2007, accession number 0001104659-07-051406.

(11) Filed as an Exhibit to Registrant’s Registration Statement on Form N-14, File No. 333-19666, filed electronically on June 11, 2014, accession number 0001104659-14-045290.

(12) Filed as an Exhibit to Post-Effective Amendment No. 120 to Registrant’s Registration Statement on Form N-1A filed electronically on October 10, 2014, accession number 0001104659-14-071313.

(13) Filed as Exhibit 13 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A filed on November 13, 1986.

(14) Filed as Exhibit 13(b) to Registrant’s Post-Effective Amendment No. 7 to Registration Statement on Form N-1A filed on December 1, 1989.

(15) Filed as Exhibit 13(c) to Registrant’s Post-Effective Amendment No. 7 to Registration Statement on Form N-1A filed on December 1, 1989.

(16) Filed as an Exhibit to Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A filed electronically on February 16, 2010, accession number 0001104659-10-007421.

(17) Filed as an Exhibit to Post-Effective Amendment No. 112 to Registrant’s Registration Statement on Form N-1A filed electronically on March 28, 2014, accession number 0001104659-14-024014.

(18) Filed as an Exhibit to Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed electronically on December 27, 2002, accession number 0000922423-02-001283.

(19) Filed as an Exhibit to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A filed electronically on June 17, 2014, accession number 0001104659-14-046546.

(20) Filed as an Exhibit to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed electronically on October 26, 2012, accession number 0001104659-12-071603.

(21) Filed as an Exhibit to Post-Effective Amendment No. 30 to Munder Series Trust’s Registration Statement on Form N-1A filed electronically on October 28, 2008, accession number 0001193125-08-218017.

(22) Filed as an Exhibit to Post-Effective Amendment No. 137 to Registrant’s Registration Statement on Form N-1A filed electronically on February 26, 2016, accession number 0001104659-16-100588.

(23) Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 filed electronically on March 17, 2016, accession number 0001104659-16-105882.

(24) Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registration Statement of RS Investment Trust on Form N-1A filed electronically on May 9, 2007, accession number 0001104659-07-037658.

(25) Reserved.

(26) Filed as an Exhibit to Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A filed electronically on February 20, 2015, accession number 0001104659-15-012670.

(27) Filed as an Exhibit to Post-Effective Amendment No. 123 to Registrant’s Registration Statement on Form N-1A filed electronically on February 26, 2015, accession number 0001104659-15-014530.

(28) Filed as an Exhibit to Post-Effective Amendment No. 126 to Registrant’s Registration Statement on Form N-1A filed electronically on May 4, 2015, accession number 0001104659-15-033255.

(29) Filed as an Exhibit to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed electronically on October 28, 2015, accession number 0001104659-15-073617.

(30) Filed as an Exhibit to Post-Effective Amendment No. 133 to Registrant’s Registration Statement on Form N-1A filed electronically on December 22, 2015, accession number 0001104659-15-086283.

Item 29. Persons Controlled by or Under Common Control with Registrant.

None.

Item 30. Indemnification

Article X, Section 10.02 of Registrant’s Delaware Trust Instrument, as amended, incorporated herein as Exhibits (a)(2)(a) and (f) hereto, provides for the indemnification of Registrant’s Trustees and officers, as follows:

Section 10.02 Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

(i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.”

Indemnification of the Fund’s principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto, Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto. Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Victory Capital Management Inc. (“VCM” or the “Adviser”) is a wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”). A majority of the equity interest in VCH is owned by Crestview Partners, through one or more investment vehicles, with employees of VCM owning a substantial minority interest in VCH. VCM provides investment advisory services to institutional clients including corporations, non-profits, public funds, Taft-Harley and sub-advisory clients. VCM offers domestic and international equity and domestic fixed income strategies to investors through a variety of products, including mutual funds, separate accounts, and collective trust funds. As of December 31, 2015, VCM managed or advised assets totaling in excess $33.1 billion for individual and institutional clients. VCM’s principal offices are located at 4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144, with additional offices in New York, Cincinnati, Tampa and Denver.

To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that prior to August 1, 2013, certain directors and officers of the Adviser also held positions with the former parent company of VCM, KeyCorp or its subsidiaries, located at 127 Public Square, Cleveland, Ohio 44114.

The principal executive officers and directors of VCM and VCH are as follows:

David C. Brown	• Director, Chairman and Chief Executive Officer of VCM and VCH
Kelly S. Cliff	• Director, Director, President, Investment Franchises of VCM and VCH
Michael D. Policarpo, II	• Director, Chief Financial Officer and Treasurer of VCM and VCH
Gregory J. Ewald	• Director, Chief Legal Officer and Secretary of VCM and VCH

The business address of the foregoing individuals is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

Item 32. Principal Underwriter

(a) Victory Capital Advisers, Inc. (“VCA”) acts as principal underwriter for the shares of Registrant, Victory Portfolios II, Victory Variable Insurance Funds and Victory Institutional Funds.

(b) VCA, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, acts solely as distributor for the investment companies listed above. The officers of VCA, all of whose principal business address is set forth above, are:

Name	Positions and Offices with VCA	Position and Offices with Registrant
Michael D. Policarpo, II	President	President
Donald Inks	Financial Operations Principal, Treasurer	None
Peter Scharich	Chief Compliance Officer and AML Officer	None
Gregory J. Ewald	Chief Legal Officer and Secretary	None

(c) Not applicable.

Item 33. Location of Accounts and Records

(1) Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (records relating to its functions as investment adviser and administrator).

(2) KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114 (records relating to its function as custodian and shareholder servicing agent for certain funds).

(3) Citibank N.A., 388 Greenwich St., New York, New York 10013 (records relating to its function as custodian for certain funds).

(4) Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as sub-administrator, sub-fund accountant for certain funds).

(5) FIS Investor Services LLC., 4249 Easton Way, Suite 400, Columbus, Ohio 43219 (records relating to its functions as transfer agent and dividend disbursing agent for certain funds).

(6) Victory Capital Advisers, Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (records relating to its function as distributor).

(7) KPB Investment Advisors LLC, 127 Public Square, Cleveland, Ohio 44114 (records relating to its function as sub-adviser to the National Municipal Bond and Ohio Municipal Bond Funds)

(8) State Street Bank and Trust Company, 200 Newport Avenue, Quincy, Massachusetts 02171 (records relating to its function as custodian to the Victory RS Focused Opportunity Fund, Victory RS Focused Growth Opportunity Fund, Victory RS Partners Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, Victory RS Investors Fund, Victory Global Natural Resources Fund, Victory RS Small Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund, Victory RS Science and Technology Fund, Victory RS Small Cap Equity Fund, Victory RS International Fund, Victory RS Global Fund, Victory RS Emerging Markets Fund, Victory RS Emerging Markets Small Cap Fund, Victory RS China Fund, Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund (collectively, the “Victory RS Funds”))

(9) Boston Financial Data Services, P.O. Box 219717, Kansas City, Missouri 64121 (records relating to its function as transfer agent to the Victory RS Funds

(10) Park Avenue Institutional Advisers LLC, 7 Hanover Square, New York, New York 10004 (records relating to its function as sub-adviser to the Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund)

(11) SailingStone Capital Partners LLC, One California Street, 30th Floor, San Francisco, California 94111 (records relating to its function as sub-adviser to the Victory Global Natural Resources Fund)

Item 34. Management Services

None.

Item 35. Undertakings

None.

NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant’s Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 20th day of May, 2016.

VICTORY PORTFOLIOS
(Registrant)

By:	/s/ Christopher K. Dyer
Christopher K. Dyer, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of May, 2016.

/s/ Christopher K. Dyer	President (Principal Executive Officer)
Christopher K. Dyer

/s/ Christopher E. Sabato	Treasurer (Principal Accounting Officer and Principal Financial Officer)
Christopher E. Sabato

*	Chairman of the Board and Trustee
Leigh A. Wilson

*	Trustee
David Brooks Adcock

*	Trustee
Nigel D. T. Andrews

*	Trustee
E. Lee Beard

*	Trustee
David C. Brown

*	Trustee
Sally M. Dungan

*	Trustee
John L. Kelly

*	Trustee
David L. Meyer

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact